Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Components of Inventories
Inventories related to continuing operations consist of the following (in thousands):

	As of
	December 31, 2015	December 31, 2014
Raw materials	$632	$853
Work-in-process	1,960	254
Finished goods, net	9,432	10,343
Total inventories	$12,024	$11,450